Accrued Expenses (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Payables and Accruals [Abstract]
Research and development	$ 563,400	$ 10,400
Professional fees	98,400	173,600
Interest on promissory notes		371,600
Accrued vacation	96,700	48,000
Legal Settlement	500,000
Other	59,400	55,900
Total	$ 1,317,900	$ 659,500